Other receivables, net	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Other receivables, net

Note 6 – Other receivables, net

Other receivables, net consist of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)
Receivables from sales of short-term investment	$1,888,662	$1,888,662
Others	158,478	147,952
Total other receivables	2,047,140	2,036,614
Allowance for credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$158,478	$147,952

The Company does not require collateral for other receivables. The Company maintains an allowance for its doubtful accounts receivable due to estimated credit losses, and all the allowance for credit losses are accrued directly to the receivables from sales of short-term investment. The Company records the allowance for credit loss through the consolidated statements of operations and comprehensive income (loss), included in allowance for credit losses, up to the amount of receivables recognized to date. Receivables are written off and charged against the recorded allowance when the Company has exhausted collection efforts without success.